Tax	6 Months Ended
Jun. 30, 2018
Major components of tax expense (income) [abstract]
Tax

6. Tax

	Assets		Liabilities
	As at	As at	As at	As at
	30.06.18	31.12.17	30.06.18	31.12.17
Current and deferred tax assets and liabilities	£m	£m	£m	£m
Current tax	1,272	376	(667)	(494)
Deferred tax	3,247	3,352	-	-
Total	4,519	3,728	(667)	(494)

The deferred tax asset of £3,247m (December 2017: £3,352m) included £2,663m (December 2017: £2,647m) related to amounts in the US, with the majority of the remaining £584m (December 2017: £705m) related to amounts in the UK. Of the total deferred tax asset, £488m (December 2017: £596m) related to tax losses and £2,759m (December 2017: £2,756m) related to temporary differences.

In H118 the regulatory ring-fencing requirement was implemented resulting in a transfer of substantial deferred tax assets and current tax liabilities to Barclays Bank UK PLC. This has caused the current tax assets of Barclays Bank PLC to have increased in H118. The decrease in deferred tax assets was largely offset by the recognition of deferred tax assets relating to the additional impairment from the adoption of IFRS 9.

The tax charge for H118 was £378m (H117: £430m), representing an effective tax rate of 52.1% (H117: 24.8%). The effective tax rate is substantially higher than the UK statutory tax rate of 19% (2017: 19.25%) primarily due to charges for litigation and conduct which are non-deductible for tax purposes.